UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, February 7, 2008
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: $115,625
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
864
15386
15386
0
0

15386
0
0
AIR PRODUCTS & CHEMICALS INC
Common Stocks
9158106
247
2500
2500
0
0

2500
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
3672
48586
48586
0
0

48586
0
0
AMBIENT CORP
Common Stocks
02318N102
0
10000
10000
0
0

10000
0
0
AMDOCS LIMITED
Common Stocks
G02602103
236
6850
6850
0
0

6850
0
0
AMERICAN ELECTRIC POWER
Common Stocks
25537101
706
15164
15164
0
0

15164
0
0
AMERICAN INTERNATIONAL GROUP
Common Stocks
26874107
336
5756
5756
0
0

5756
0
0
ANHEUSER-BUSCH COS. INC
Common Stocks
35229103
234
4475
4475
0
0

4475
0
0
APACHE CORP
Common Stocks
37411105
238
2214
2214
0
0

2214
0
0
APARTMENT INVT & MGMT CO - A
Common Stocks
03748R101
2431
70000
70000
0
0

70000
0
0
APPLIED MATERIALS INC
Common Stocks
38222105
1533
86330
86330
0
0

86330
0
0
AT&T INC NEW
Common Stocks
00206R102
2912
70067
70067
0
0

70067
0
0
BANK OF AMERICA CORP
Common Stocks
60505104
1033
25029
25029
0
0

25029
0
0
BARD (CR) INC
Common Stocks
67383109
209
2200
2200
0
0

2200
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2633
556
556
0
0

556
0
0
BP PLC - ADR
Common Stocks
55622104
292
3986
3986
0
0

3986
0
0
CBS CORP NEW CL B
Common Stocks
124857202
1290
47345
47345
0
0

47345
0
0
CHEVRON CORP
Common Stocks
166764100
1768
18945
18945
0
0

18945
0
0
CINCINNATI FINANCIAL CORP
Common Stocks
172062101
1995
50446
50446
0
0

50446
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1700
62805
62805
0
0

62805
0
0
CITIGROUP INC
Common Stocks
172967101
1383
46992
46992
0
0

46992
0
0
COCA-COLA CO
Common Stocks
191216100
3519
57338
57338
0
0

57338
0
0
COLGATE-PALMOLIVE CO
Common Stocks
194162103
248
3184
3184
0
0

3184
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
2225
25194
25194
0
0

25194
0
0
DANAHER CORP
Common Stocks
235851102
1803
20545
20545
0
0

20545
0
0
ELI LILLY & CO
Common Stocks
532457108
1634
30613
30613
0
0

30613
0
0
EXELON CORPORATION
Common Stocks
30161N101
698
8544
8544
0
0

8544
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
7158
76404
76404
0
0

76404
0
0
FANNIE MAE
Common Stocks
313586109
803
20080
20080
0
0

20080
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
1217
48443
48443
0
0

48443
0
0
GENENTECH INC.
Common Stocks
368710406
209
3115
3115
0
0

3115
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
6076
163901
163901
0
0

163901
0
0
GENERAL MILLS INC
Common Stocks
370334104
323
5665
5665
0
0

5665
0
0
HALLIBURTON CO
Common Stocks
406216101
2053
54149
54149
0
0

54149
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3426
67876
67876
0
0

67876
0
0
HONEYWELL INTL INC
Common Stocks
438516106
268
4357
4357
0
0

4357
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
335
4001
4001
0
0

4001
0
0
HYFLUX LTD
Common Stocks
Y3817K105
33
15000
15000
0
0

15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2260
42207
42207
0
0

42207
0
0
INTEL CORP
Common Stocks
458140100
1851
69440
69440
0
0

69440
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3393
50865
50865
0
0

50865
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
270
7500
7500
0
0

7500
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2218
31991
31991
0
0

31991
0
0
KRAFT FOODS
Common Stocks
50075N104
649
19899
19899
0
0

19899
0
0
MEDTRONIC INC
Common Stocks
585055106
2206
43881
43881
0
0

43881
0
0
MERCK & CO INC
Common Stocks
589331107
3151
54227
54227
0
0

54227
0
0
MICROSOFT CORP
Common Stocks
594918104
2498
70175
70175
0
0

70175
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
228
2965
2965
0
0

2965
0
0
ORACLE CORP
Common Stocks
68389X105
209
9250
9250
0
0

9250
0
0
PEPSICO INC
Common Stocks
713448108
4642
61161
61161
0
0

61161
0
0
PRAXAIR INC
Common Stocks
74005P104
2750
30996
30996
0
0

30996
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
6684
91039
91039
0
0

91039
0
0
RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
90624990
0
368484
368484
0
0

368484
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1333
15432
15432
0
0

15432
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
2382
28295
28295
0
0

28295
0
0
SPECTRA ENERGY
Common Stocks
847560109
2047
79266
79266
0
0

79266
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
3498
57460
57460
0
0

57460
0
0
TARGET CORP
Common Stocks
87612E106
1635
32700
32700
0
0

32700
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1944
58215
58215
0
0

58215
0
0
TEXTRON INC
Common Stocks
883203101
266
3736
3736
0
0

3736
0
0
UBS AG - NEW
Common Stocks
H89231338
1614
34855
34855
0
0

34855
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1942
27455
27455
0
0

27455
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3518
45966
45966
0
0

45966
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1099
25163
25163
0
0

25163
0
0
VIACOM INC NEW CL B
Common Stocks
92553P201
973
22154
22154
0
0

22154
0
0
WALGREEN CO
Common Stocks
931422109
1870
49112
49112
0
0

49112
0
0
WEBSTER FINANCIAL CORP
Common Stocks
947890109
212
6630
6630
0
0

6630
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
254
7650
7650
0
0

7650
0
0
WYETH
Common Stocks
983024100
287
6500
6500
0
0

6500
0
0